NOTE 10: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Note 9 Accounts Payable And Accrued Liabilities
Trade payables and accrued liabilities	$ 1,367,253	$ 1,274,885
Payroll liabilities	507,737	280,007
Accounts payable and accrued liabilities	$ 1,874,990	$ 1,554,892